Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
(24)	Commitments and Contingencies

(a)	Commitments

As of December 31, 2015, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,256,106 (US$202,448).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ended December 31,	RMB	US$
2016	218,185	33,682
2017	1,456,829	224,896
2018	1,595,406	246,288
2019	1,945,774	300,376
2020	1,945,774	300,376
Thereafter	8,983,114	1,386,753
Total	16,145,082	2,492,371

The purchase prices under the multi-year supply agreements are subject to adjustments, taking into consideration the spot market price, the cost to produce the polysilicon, among other things.  The Company purchased polysilicon from Supplier B in the amount of RMB 415,075, RMB 561,487 and RMB 461,515(US$71,246) under the “take or pay” arrangements during 2013, 2014 and 2015, respectively.

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements with Supplier C amounted to RMB 4,261,237 (US$  657,822) as of December 31, 2015. The Company purchased polysilicon in the amount of RMB 732,626, RMB 701,784 and RMB 248,496 (US$ 38,361) under the multi-year supply agreements during 2013, 2014 and 2015, respectively. Provision of RMB522,050 was provided against prepayments to Supplier C for year ended December 31, 2015, please refer to note (18).

In terms of the supply agreement with Supplier A, it is impractical for the Company to execute the agreement because of the events such as anti-dumping and anti-subsidy investigations into solar-grade polysilicon imported from the U.S. and South Korea launched by the Ministry of Commerce of the PRC in July 2012 that have occurred are beyond the management’s control. Therefore, based on assessment of management, no material losses or costs should be incurred for not executing the agreement. Reserve for inventory purchase commitments was provided against Supplier A for year ended December 31, 2015, please refer to note (18).

(b)	Contingencies

From July 2009 through March 2013, the Company signed several agreements and amendments with a supplier to provide recovery service of exhausted slurry for the Company. According to the series of agreements and amendments with the supplier, the Company guaranteed a minimum annual supply volume of exhausted slurry. Starting from late 2011, due to certain quality control issues related to the supplier and substantial changes in the slurry processing market, we and this supplier had disputes over the performance of the supply contracts and payments of accounts receivable. In May 2013, the supplier informed the Company that it would like to cease the recovery service and claimed compensation. In July 2014, the Company filed litigation against this supplier for breach of contract and claimed damages against this supplier. In September 2015, the supplier also filed litigation against the Company for the default in performance of contract and claimed compensation. The court consolidated these two disputes in January 2016, in accordance with the Company’s request. While it is premature at this stage to evaluate the final outcome, the Company believes that the supplier’s claims lack merits. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2015 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

In October 2013, the Company received notice of an antitrust filed by Energy Conversion Devices Liquidation Trust (“ECD”), through its liquidating trustee, against the Company and two other China-based photovoltaic panel manufacturers. in the U.S. District Court of the Eastern District of Michigan. ECD alleges a wide-ranging conspiracy among the Company and other two Chinese photovoltaic panel manufacturers, their suppliers, banks and the Chinese government to destroy ECD and the U.S. solar industry by flooding the market with cheap photovoltaic panels. On October 31, 2014, the Court granted our joint motion to dismiss the case. In November 2014, the plaintiff filed a motion for reconsideration and a second motion to amend or alter the judgement and for leave to file an amended complaint, both of which were denied by the Court in September 2015. ECD has appealed to the U.S. Court of Appeals for the Sixth Circuit, and that appeal remains pending. While it is premature at this stage of the litigations to evaluate the likelihood of favorable or unfavorable outcomes, we believe that ECD’s claims lack merits. We intend to defend vigorously against those allegations. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2015 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

In May and June 2015, two individual plaintiffs respectively filed purported class action securities fraud lawsuits against us, our chairperson and chief executive officer, Mr. Liansheng Mao, and the Company’s director and chief executive officer, Mr. Yiyu Wang, in the U.S. District Court for the Central District of California, both alleging, among other things, that the Company made false and misleading statements and failed to disclose certain material financial information. In October 2015, the cases were consolidated and the court appointed lead plaintiffs and lead counsel. In November 2015, lead plaintiffs filed a consolidated amended complaint. The amended complaint contends that we and certain of our officers and directors made false or misleading statements between December 2, 2010 and May 15, 2015 regarding (i) the Chinese government’s Golden Sun program, which provided subsidies for solar projects in China; and (ii) the Company’s accounts receivable attributable to Chinese customers. The sole claim against the Company is for violation of Section 10(b) of the Securities Exchange Act of 1934. In December 2015, the Company filed a motion to dismiss the consolidated suit. Plaintiffs filed an opposition to the motion on January 15, 2016, and we filed a reply on January 29, 2016. The court heard oral argument on the motion on May 2. On May 10, 2016, the Court issued a written decision granting Yingli’s motion to dismiss with leave to amend. Plaintiffs have until June 24, 2016 to file an amended complaint. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2015 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

In October 2012, the Company received notice of an antitrust and unfair competition lawsuit filed by Solyndra, LLC (“Solyndra”, a U.S.-based solar company) against the Company and two other China-based photovoltaic panel manufacturers in the U.S. District Court of the Northern District of California. The Company filed its joint motion to dismiss all of Solyndra’s claims with the co-defendants in March 2013. On April 9, 2014, the Company received an order denying defendants’ joint motion to dismiss Solyndra’s claims. In February 2016, the Company entered into an agreement to settle these claims (“the Settlement Agreement”). According to the Settlement Agreement, i) the Company together with Yingli Green Energy Americas, Inc. (“Yingli Americas”, one subsidiaries of the Company), shall pay US$7.5 million to settle Solyndra’s claims; ii) the Company shall be obligated to pay to Solyndra additional cash of US$10 million, if the annual total sales of PV modules from the Company and its subsidiaries to the United States and Canada equals or exceeds 800 megawatts in any single calendar year from 2016 to 2018. The aforementioned lawsuit against the Company will be dismissed with prejudice, and under the Settlement Agreement, Solyndra has released the Company and all of its affiliates from any further claims based on the same or any related facts or allegations. This settlement is subject to approval by the bankruptcy court handling Solyndra’s bankruptcy case. Therefore, provision of settlement fee of US$ 7.5 million (RMB 48.7 million) has been provided as of December 31, 2015 and was recorded in “Payables due to settlement of claims” and “General and administrative expenses” to the “Consolidated Statements of Comprehensive Loss”, no provision was made against the additional of US$10 million (RMB 64.8 million) since it is not probable that a liability has been incurred.